Organization and Principal Activities (Details) - shares	Jun. 30, 2022	Feb. 19, 2021	Feb. 09, 2021	Aug. 18, 2020	Mar. 30, 2020
Organization and Principal Activities (Details) [Line Items]
Non-controlling interests			6.45%
WFOE gained		100.00%
Xiamen Pop Sikai Interactive Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of shares				51.00%
Pop Culture Group Co., Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of shares	100.00%				93.55%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Non-controlling shareholders (in Shares)			1,065,089